Lease (Details) - Schedule of non-cancellable operating lease rentals ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Schedule Of Non Cancellable Operating Lease Rentals Abstract
2023	¥ 23,060
2024	22,362
2025	5,731
2026	2,991
Total lease payment	54,144
Less: imputed interest	2,837
Total	¥ 51,307